Property and Equipment (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,270	$ 1,068	$ 2,306	$ 2,225